First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 29, 2024 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 108.2%
	Aerospace & Defense – 1.5%
$3,989,925	Transdigm, Inc., Term Loan H, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	02/22/27	$4,004,009
399,646	Transdigm, Inc., Term Loan J, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	02/28/31	401,530
				4,405,539
	Application Software – 19.3%
621,303	Applied Systems, Inc., 2024 Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.82%	02/23/31	624,344
7,154,586	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.69%	09/21/28	7,144,141
1,508,171	ConnectWise, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	09/30/28	1,507,937
3,073,312	Epicor Software Corp., First Lien Term Loan C, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.69%	07/30/27	3,084,945
4,330,055	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	10/01/27	4,151,440
1,076,161	Genesys Cloud Services Holding II, LLC (f/k/a Greeneden), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	12/01/27	1,080,869
2,665,156	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.44%	12/01/27	2,677,376
4,508,563	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.19%	10/29/28	4,518,436
1,814,654	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	05/03/28	1,787,661
1,265,863	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.58%	02/23/29	1,222,881
68,805	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.20%	04/01/28	68,492
2,016,198	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	1,935,550
2,016,198	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	1,416,379
245,987	LogMeIn, Inc. (GoTo Group, Inc.), New Money First Out Term Loan, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.18%	04/30/28	236,148
1,920,680	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.18%	02/28/29	1,916,561
356,614	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.35%	07/19/28	357,059
1,926,074	Open Text Corporation (GXS), 2023 Replacement Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	01/31/30	1,930,359
5,108,218	Open Text Corporation (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	05/30/25	5,118,205
526,375	PowerSchool Holdings, Inc. (Severin), Extended Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.56%	08/01/27	527,596
405,613	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.06%	10/31/30	407,245
912,941	RealPage, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.94%	04/22/29	910,659
5,659,121	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.44%	04/24/28	5,515,181
3,050,397	SolarWinds Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	02/05/27	3,058,404

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$482,622	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.57%	06/04/28	$473,544
1,933,773	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.81%	02/10/31	1,938,608
1,989,664	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	02/28/27	1,991,743
				55,601,763
	Asset Management & Custody Banks – 2.4%
3,289,218	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.94%	04/07/28	3,283,363
3,529,299	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.19%	07/20/26	3,545,110
				6,828,473
	Automotive Parts & Equipment – 1.4%
2,023,683	Caliber Collision (Wand NewCo 3, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	01/31/31	2,029,379
2,000,000	Clarios Global LP (Power Solutions), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	05/06/30	2,004,070
				4,033,449
	Automotive Retail – 1.0%
2,736,977	Mavis Tire Express Services Topco Corp., 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.08%	05/04/28	2,742,985
	Broadcasting – 5.5%
309,937	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.44%	01/07/28	299,400
2,376,766	Gray Television, Inc., Term Loan E, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	01/02/26	2,361,174
3,101,009	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.23%, 0.50% Floor	8.69%	05/01/26	2,656,697
1,199,070	iHeartCommunications, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.44%	05/01/26	1,061,176
6,412,128	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	09/19/26	6,405,876
3,261,240	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	09/30/26	3,136,905
11,469	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.69%	03/15/26	11,474
				15,932,702
	Building Products – 0.1%
261,504	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	02/25/29	259,026
	Cable & Satellite – 0.1%
389,380	Charter Communications Operating, LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/07/30	383,539
	Casinos & Gaming – 1.1%
677,497	Caesars Entertainment, Inc. (f/k/a Eldorado Resorts), 2024 Term Loan, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.04%	02/06/31	677,782

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$2,388,363	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	01/27/29	$2,393,069
214,692	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	04/04/29	214,481
				3,285,332
	Commercial Printing – 1.2%
3,474,960	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.43%	10/29/28	3,375,055
	Construction & Engineering – 0.2%
506,848	APi Group DE, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.69%	10/01/26	507,798
	Diversified Support Services – 0.6%
1,645,960	Consilio (Skopima Consilio Parent, LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.44%	05/17/28	1,640,232
	Education Services – 1.2%
3,408,169	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	08/02/28	3,390,276
	Electronic Equipment & Instruments – 0.7%
1,350,813	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	11/03/28	1,349,631
858,760	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.59%	08/20/25	751,415
				2,101,046
	Environmental & Facilities Services – 1.1%
3,227,493	GFL Environmental, Inc., 2023 Refinancing Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.82%	05/31/27	3,235,982
	Food Distributors – 0.3%
811,131	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.44%	09/13/26	812,550
	Health Care Facilities – 2.7%
2,483,918	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	08/24/28	2,490,748
637,187	Gentiva Health Services, Inc. (Kindred at Home/Charlotte Buyer), Initial Term B Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.57%	02/11/28	639,758
4,759,348	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	03/06/27	4,762,347
				7,892,853
	Health Care Services – 3.5%
2,603,538	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	09/30/28	2,602,574
2,623,091	DaVita, Inc., Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	08/12/26	2,623,957
2,589,099	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.44%	11/01/28	2,588,490

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$2,150,000	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.82%	12/19/30	$2,157,020
				9,972,041
	Health Care Supplies – 1.8%
5,234,362	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.44%	10/21/28	5,240,905
	Health Care Technology – 9.4%
4,813,592	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.58%	02/15/29	4,784,253
995,977	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.69%	12/16/25	981,924
1,696,219	Ensemble RCM, LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	08/01/29	1,688,536
393,107	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.94%	03/10/28	394,090
4,217,422	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.69%	03/10/28	4,198,232
5,241,699	Navicure, Inc. (Waystar Technologies, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.33%	10/31/29	5,254,803
1,497,687	R1 RCM Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	06/21/29	1,500,181
3,368,724	Verscend Technologies, Inc. (Cotiviti), Floating Rate Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	02/28/31	3,360,302
4,979,138	Zelis Payments Buyer, Inc., Term Loan B-2, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.07%	09/28/29	4,983,494
				27,145,815
	Hotels, Resorts & Cruise Lines – 0.3%
454,848	Alterra Mountain Co., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	08/17/28	456,056
394,972	Wyndham Hotels & Resorts, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.68%	05/25/30	396,208
				852,264
	Industrial Machinery & Supplies & Components – 1.2%
944,248	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	10/21/28	945,754
1,761,750	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.69%	10/21/28	1,765,441
610,979	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.08%	07/31/27	612,611
				3,323,806
	Insurance Brokers – 19.0%
6,812,779	Alliant Holdings I, LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	11/06/30	6,823,237
3,702,681	Amwins Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.19%	02/19/28	3,706,976
1,979,604	Amwins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.69%	02/19/28	1,973,823

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$469,437	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	02/12/27	$470,082
1,795,653	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	02/12/27	1,798,122
6,362,624	AssuredPartners, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.94%	02/12/27	6,374,554
106,823	AssuredPartners, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.08%	02/13/27	107,103
823,668	BroadStreet Partners, Inc., 2023 Term B Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	01/26/29	824,998
6,418,181	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.44%	01/27/27	6,418,534
7,534,108	HUB International Limited, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	06/20/30	7,534,485
130,043	Hyperion Insurance Group Limited (aka - Howden Group), 2023 USD Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	04/18/30	130,189
1,595,929	IMA Financial Group, Inc., Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.19%	11/01/28	1,593,934
2,734,151	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	02/13/27	2,741,301
4,898,051	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	11/16/27	4,907,260
3,443,489	Ryan Specialty Group, LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.08%	09/01/27	3,451,375
4,380,878	USI, Inc., 2023 Refi Tranche, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	09/30/30	4,386,705
1,708,181	USI, Inc., 2023-B New Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.35%	11/22/29	1,709,556
				54,952,234
	Integrated Telecommunication Services – 2.9%
3,336,193	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	8.32%	07/31/25	3,306,117
994,975	Numericable (Altice France SA or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.26%	01/31/26	980,050
1,223,457	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.65%	03/09/27	1,107,896
3,255,695	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.44%	03/09/27	2,939,616
				8,333,679
	IT Consulting & Other Services – 0.2%
575,530	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.35%	07/06/29	577,521
	Leisure Products – 0.1%
199,731	Amer Sports Company, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	02/16/31	199,731
	Life Sciences Tools & Services – 0.4%
1,245,388	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.44%	01/08/27	1,246,957

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Managed Health Care – 0.3%
$821,549	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.85%	08/31/28	$796,615
	Metal, Glass & Plastic Containers – 0.7%
2,049,584	ProAmpac PG Borrower, LLC, First Lien Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	9.80%-9.82%	09/15/28	2,055,221
	Other Specialty Retail – 0.7%
2,189,725	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.86%	03/04/28	2,097,625
	Packaged Foods & Meats – 0.6%
1,473,591	Shearer’s Foods, LLC (Fiesta Purchaser, Inc.), Term Loan B, 2 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.32%	02/12/31	1,473,783
269,478	Utz Quality Foods, LLC, 2021 New Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.44%	01/20/28	269,898
				1,743,681
	Paper & Plastic Packaging Products & Materials – 3.1%
4,982,668	Graham Packaging Company L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.44%	08/04/27	4,984,113
1,101,662	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	02/05/26	1,105,105
2,942,761	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	09/24/28	2,950,353
				9,039,571
	Pharmaceuticals – 0.7%
246,827	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. CME Term SOFR + 3.60%, 0.75% Floor	8.95%	10/02/26	247,462
1,778,816	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	11/15/28	1,779,376
				2,026,838
	Property & Casualty Insurance – 1.6%
4,456,927	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	02/24/28	4,468,582
	Research & Consulting Services – 6.8%
3,128,157	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.94%	02/04/28	3,131,488
7,782,419	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	01/31/31	7,767,827
6,896,564	Dun & Bradstreet Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.07%	01/18/29	6,888,805
714,419	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	05/30/26	715,502
989,664	J.D. Power (Project Boost Purchaser, LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.94%	05/30/26	990,748
139,000	Veritext Corporation (VT TopCo, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	08/10/30	139,673
				19,634,043

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Restaurants – 5.6%
$6,587,009	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term B-5 Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	09/21/30	$6,567,610
6,539,975	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.18%	12/15/27	6,540,205
3,093,283	Whatabrands, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	08/03/28	3,091,798
				16,199,613
	Security & Alarm Services – 1.6%
4,549,406	Garda World Security Corp., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.62%	02/01/29	4,555,912
	Specialized Consumer Services – 0.3%
914,614	Asurion, LLC, New B-8 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	12/23/26	910,549
	Specialized Finance – 0.2%
839,596	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.69%	09/25/26	691,617
	Systems Software – 3.9%
1,499,656	Gen Digital, Inc. (fka NortonLifeLock, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.43%	09/12/29	1,497,684
2,365,720	Idera, Inc., Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.21%	03/02/28	2,356,849
874,713	Proofpoint, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	08/31/28	874,350
544,523	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	04/16/25	544,717
509,596	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	04/16/25	509,777
5,024,481	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.19%	04/16/25	5,026,892
408,867	SUSE (Marcel Bidco, LLC), New Term Loan B3, Daily CME Term SOFR + 4.50%, 0.50% Floor	9.81%-9.83%	10/31/30	410,271
				11,220,540
	Trading Companies & Distributors – 0.8%
2,296,629	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.94%	06/04/28	2,296,629
111,886	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.68%	06/04/28	111,903
				2,408,532
	Transaction & Payment Processing Services – 0.5%
1,492,000	Worldpay (GTCR W Merger Sub, LLC/Boost Newco, LLC), Initial USD Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	12/31/30	1,499,460
	Wireless Telecommunication Services – 1.6%
4,612,647	SBA Senior Finance II, LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/25/31	4,615,530
	Total Senior Floating-Rate Loan Interests			312,237,482
	(Cost $312,130,726)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 5.4%
	Application Software – 0.1%
$238,000	GoTo Group, Inc. (d)	5.50%	05/01/28	$205,573
238,000	GoTo Group, Inc. (d)	5.50%	05/01/28	141,610
				347,183
	Broadcasting – 2.7%
1,000,000	Gray Television, Inc. (d)	5.88%	07/15/26	950,000
2,000,000	Gray Television, Inc. (d)	7.00%	05/15/27	1,809,780
3,043,000	Nexstar Media, Inc. (d)	5.63%	07/15/27	2,887,075
2,395,000	Sirius XM Radio, Inc. (d)	3.13%	09/01/26	2,235,553
				7,882,408
	Cable & Satellite – 1.2%
2,137,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (d)	5.13%	05/01/27	2,022,393
1,465,000	CSC Holdings, LLC (d)	7.50%	04/01/28	1,043,080
374,000	CSC Holdings, LLC (d)	11.25%	05/15/28	386,252
				3,451,725
	Casinos & Gaming – 0.4%
572,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (d)	4.63%	01/15/29	519,656
572,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	4.25%	12/01/26	547,754
				1,067,410
	Insurance Brokers – 0.1%
346,000	AmWINS Group, Inc. (d)	4.88%	06/30/29	319,514
	Integrated Telecommunication Services – 0.2%
769,000	Zayo Group Holdings, Inc. (d)	4.00%	03/01/27	641,092
	Systems Software – 0.7%
2,000,000	Boxer Parent Co., Inc. (d)	9.13%	03/01/26	1,999,750
	Total Corporate Bonds and Notes			15,709,082
	(Cost $16,523,437)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.6%
	Application Software – 0.0%
22,000	Open Text Corp. (d)	3.88%	02/15/28	20,238
	Environmental & Facilities Services – 0.6%
1,554,000	GFL Environmental, Inc. (d)	3.75%	08/01/25	1,510,250
305,000	GFL Environmental, Inc. (d)	4.00%	08/01/28	279,913
				1,790,163
	Total Foreign Corporate Bonds and Notes			1,810,401
	(Cost $1,808,698)

Shares	Description	Value
COMMON STOCKS (c) – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (e) (f) (g)	8,272
	(Cost $1,724,086)
RIGHTS (c) – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (g) (h) (i) (j)	0

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Shares	Description	Value
RIGHTS (c) (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (g) (h) (i) (j)	$0
	Total Rights	0
	(Cost $0)
	Total Investments – 114.2%	329,765,237
	(Cost $332,186,947)
	Outstanding Loans – (13.9)%	(40,000,000)
	Net Other Assets and Liabilities – (0.3)%	(1,123,369)
	Net Assets – 100.0%	$288,641,868

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the
Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $17,519,483 or 6.1%
of net assets.

(e)	This issuer has filed for protection in bankruptcy court.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Non-income producing security.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 29, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$312,237,482	$—	$312,237,482	$—
Corporate Bonds and Notes*	15,709,082	—	15,709,082	—
Foreign Corporate Bonds and Notes*	1,810,401	—	1,810,401	—
Common Stocks*	8,272	—	8,272	—
Rights*	— **	—	—	— **
Total Investments	$329,765,237	$—	$329,765,237	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of February 29, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.06	$1,724,086	$8,272	0.00%†
† Amount is less than 0.01%